Goodwill	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	Goodwill
The change in the carrying amount of goodwill for the years ended December 31, 2024 and 2023 is as follows:

	December 31, 2024	December 31, 2023
	(in thousands)
Opening balance	$9,022,075	$8,971,670
Current period acquisitions (note 6)	46,126	36,750
Foreign exchange movement	(16,791)	13,655
Closing balance	$9,051,410	$9,022,075
There were no impairment charges for the year ended December 31, 2024 or the year ended December 31, 2023.